SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The accompanying financial statements include the balances and results of operations of the Company have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchanges Commission (“SEC”) and in conformity with generally accepted accounting principles in the U.S. (“US GAAP”).

The Company incurred a net loss of $12,669 for the year ended December 31, 2023 and as of December 31, 2023 had cash and cash equivalents of $298,437, working capital of $982,841 and an accumulated deficit of $509,717.

The ability to continue as a going concern is dependent upon the Company’s profit generating operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company expects to finance operations primarily through cash flow from revenue and capital contributions from our Chairman Mr. Junze Zhang. During the year, our Chairman provided financial support for the operations of the Company. In the event that we will require additional funding to finance the growth of our current and expected future operations as well as to achieve our strategic objectives, our Chairman has indicated the intent and ability to provide additional equity financing.

These conditions raise substantial doubt about our ability to continue as a going concern. Our continuation as a going concern is dependent on our ability to meet obligations as they become due and to obtain additional equity or alternative financing required to fund operations until sufficient sources of recurring revenues can be generated. There can be no assurance that we will be successful in our strategies described above or in attracting equity or alternative financing on acceptable terms, or if at all. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of Consolidation

(b) Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. Subsidiaries are all entities over which the Company has control. Control exists when the Company has the power over the entity, exposure, or rights to variable returns from involvement in the entity, and the ability to use power over the entity to affect returns through its power over the entity. In assessing control, potential voting rights that presently are exercisable are taken into account. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Use of estimate

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s financial statements include the valuation allowance for deferred tax assets, economic lives and impairment of leasehold improvements and equipment, allowance for doubtful accounts and etc. Actual results could differ from those estimates and such differences could affect the results of operations reported in future periods.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. All cash and cash equivalents relate to cash on hand and cash at banks   at December 31, 2023 and 2022.

The Renminbi is not freely convertible into foreign currencies. Under the PRC Foreign Exchange Control Regulations and Administration of Settlement, Sales and Payment of Foreign Exchange Regulations, the Company is permitted to exchange Renminbi for foreign currencies through banks that are authorized to conduct foreign exchange business.

Leasehold Improvement and Equipment

(e) Leasehold Improvement and Equipment

An item of leasehold improvement and equipment is stated at cost less any accumulated depreciation and any accumulated allowance for decrease in value (if any).

The cost of an item of leasehold improvement and equipment comprises its purchase price, import duties and non-refundable purchase taxes (after deducting trade discounts and rebates) and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These can include the initial estimate of costs of dismantling and removing the item, and restoring the site on which it is located, the obligation for which an entity incurs either when the item is acquired or as a consequence of having used the item during a particular period.

The cost of replacing part of a leasehold improvement and equipment is included in the carrying amount of the asset when it is probable that future economic benefits will flow to the Company and the carrying amount of those replaced parts is derecognized. Repairs and maintenance are charged to the statement of income during the financial period in which they are incurred.

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

The assets’ residual value, useful lives, and depreciation method are regularly reviewed.

Impairment of long-lived assets

(f) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Whenever there is an indication showing a permanent decrease in the amount of leasehold improvement and equipment; such as an evidence of obsolescence or physical damage of an asset, significant changes in the manner in which an asset is used or is expected to be used, the Company shall recognize loss on decrease in value of leasehold improvement and equipment in the statement of income where the carrying amount of asset is higher than the recoverable amount. The Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets. The Company did not record any impairment losses on long-lived assets during the years ended December 31, 2023 and 2022.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Value added tax (“VAT”)

(g) Value added tax (“VAT”)

According to Article 1 of Notice CS (2019) No. 13, VAT small-scale taxpayers with monthly sales not exceeding RMB 100,000 are exempt from VAT. The implementation date of this paper is from January 1, 2019 to December 31, 2021. According to the “Notice of the State Administration of Taxation on Issues Concerning the Exemption of Value-Added Tax for Small and Micro Enterprises” (State Administration of Taxation Announcement No. 52 of 2017, now abolished), from January 1, 2018 to December 31, 2020 sales of small-scale VAT taxpayers shall not exceed RMB 100,000 (tax payment of RMB 300,000 per quarter) and enjoy the preferential policy of exemption from VAT.

Announcement of the Ministry of Finance and the State Administration of Taxation No. 11 of 2021 repealed Article 1 of the notice of CS (2019) No. 13 and provides that, from April 1, 2021 to December 31, 2022, small-scale VAT taxpayers with monthly sales not exceeding RMB 150,000 are exempt from VAT.

To support novel coronavirus pneumonia prevention and control and to accelerate the resumption of work, the rate of small-scale VAT was reduced from 3% to 1% (Announcement on the value added tax policy of supporting individual industrial and commercial households to return to work—Announcement No.13, 2020 of the Ministry of Finance and the State Administration of Taxation). This preferential tax rate will be in effect until December 31, 2021 (Announcement No.7, 2021). Further, in accordance with The Announcement of Ministry of Finance and State Taxation Administration on Exemption of VAT for VAT Small-scale Taxpayer (No. 15, 2022), effective from April 1, 2022 to December 31 2022, VAT small-scale taxpayers, regardless of monthly sales, are exempt from VAT but are subject to a 3% tax rate for assessable income.

In accordance with the announcement of the Tax Bureau of the Ministry of Finance (No.1, 2023) on defining the policies of reducing or exempting the VAT for small-scale taxpayers, from January 1, 2023 to December 31, 2023, the VAT will be exempted for monthly sales below RMB 100,000 (inclusive) and quarterly sales below RMB 300,000, and VAT will be levied at a reduced rate of 1% for small-scale VAT payers applying a 3% levy rate.

Currently, of all of the Company’s Subsidiaries, with the exception of SDYL and HEMC, which is a general taxpayer and subject to a VAT rate of 6%, are small-scale taxpayers and subject to a VAT rate of 3%

Income Recognition

(h) Income Recognition

Recognition of Revenue

The primary sources of our revenues are as follows:

(a)	Coaching service revenue

Revenue is reported net of business taxes and VAT. The educational services consist of training programs and courses. Tuition is generally paid in advance and is initially recorded as deferred revenue. The Company had $465,178 and $306,785 of deferred revenue as of December 31, 2023 and 2022, respectively, which will be recognized as revenue within the next 12 months. Revenue is recognized proportionately as the instruction is delivered over the period of the course for the course fees collected.

(b)	Conference and exhibition planning service revenue

Conference and exhibition planning service revenue was derived from HHMT which was established in 2020 and its wholly-owned subsidiary, Shenzhen Jiarui Media Co., Limited (“SJMC”).which was established in 2021. Conference and exhibition planning service revenue in 2023 and 2022 were $551,424 and $292,273 or 40% and 26% of total revenues, respectively.

Accounts receivable

(i) Accounts receivable

Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for doubtful accounts. The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company uses the creditworthiness of customers, aging of the receivables, transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the company serves to monitor the Company receivables within the scope of expected credit losses model and use these as a basis to develop the Company expected loss estimates. All accounts receivable have an aging of one year, so company has not made any provision for bad debts.

	For the Year Ended Dec 31
	2023	2022
Accounts receivable,gross	$557,863	$458,896
Less:allowance for credit loss	$-	$-
Accounts receivable,net	$557,863	$458,896

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Revenue is generated through delivery services. Revenue is recognized when a customer receives services and is recognized in an amount that reflects the consideration that the Company expects to receive in exchange for those services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those services. The Company applies the following five-step model in order to determine this amount:

(i)	identification of the services in the contract;

(ii)	determination of whether the services are performance obligations, including whether they are distinct in the context of the contract;

(iii)	measurement of the transaction price, including the constraint on variable consideration;

(iv)	allocation of the transaction price to the performance obligations; and

(v)	recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers as services are performed over the remaining contractual terms.

For all reporting periods, the Company has not disclosed the value of unsatisfied performance obligations for all service revenue contracts with an original expected length of one year or less, which is an optional exemption that is permitted under the adopted rules.

(c)	Consulting service income is recognized when the services rendered by HEMC, which commenced operations in 2020 and HETC which commenced operations in November 2023.Consulting service revenue in 2023 and 2022 were $132,124 and $17,698 or 10% and 1.6% of total revenues, respectively.

(d)	Human resources outsourcing service revenue is recognized when the services are rendered by SDYL which commenced operations in May 2022. Human resources outsourcing service revenue in 2023 and 2022 were $182,302 and $121.

Other Income and other expenses

Other income, and other expenses are recognized on an accrual basis in accordance with the substance of the relevant agreements.

Operating leases

(j) Operating leases

The Company determines if an arrangement contains a lease at inception. The Company elected the practical expedient, for all asset classes, to account for each lease component of a contract and its associated non-lease components as a single lease component, rather than allocating a standalone value to each component of a lease. For purposes of calculating operating lease obligations under the standard, the Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. The Company’s leases do not contain material residual value guarantees or material restrictive covenants. Operating lease expense is recognized on a straight-line basis over the lease terms. The discount rate used to measure a lease obligation is usually the rate implicit in the lease; however, the Company’s operating leases generally do not provide an implicit rate. Accordingly, the Company uses its incremental borrowing rate at lease commencement to determine the present value of lease payments. The incremental borrowing rate is an entity-specific rate which represents the rate of interest a lessee would pay to borrow on a collateralized basis over a similar term with similar payments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Earnings (loss) Per Share

(k) Earnings (loss) Per Share

The Company reports earnings(loss) per share in accordance with ASC 260 “Earnings Per Share”, which requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the reporting period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue Ordinary Shares were exercised and converted into Ordinary Shares. Further, if the number of common shares outstanding increases as a result of a stock dividend or stock split or decreases as a result of a reverse stock split, the computations of a basic and diluted earnings per share shall be adjusted retrospectively for all periods presented to reflect that change in capital structure.

The Company’s basic earnings (loss) per share is computed by dividing the net income(loss) available to holders by the weighted average number of the Company’s Ordinary Shares outstanding. Diluted earnings per share reflects the amount of net income (loss) available to each ordinary share outstanding during the period plus the number of additional shares that would have been outstanding if potentially dilutive securities had been issued. The Company had no potentially dilutive Ordinary Shares as of December 31, 2023 and 2022.?.

Foreign Currency Translation

(l) Foreign Currency Translation

The Company’s reporting currency is the U.S. dollar and the functional currency is the Chinese Renminbi (“RMB”). All assets and liabilities are translated at exchange rates at the balance sheet date and revenue and expenses are translated at the average yearly exchange rates and equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income, a component of equity.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the statements of operations.

The exchange rates utilized are as follows:

	2023	2022
Year-end RMB exchange rate	7.0971	6.9091
Average annual RMB exchange rate	7.0676	6.7131

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Foreign Currency Risk

(m) Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of the RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Over 99% of the Company’s cash and cash equivalents are in RMB as of December 31, 2023 and 2022, respectively.

Fair Value

(n) Fair Value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair Value of financial instruments

(o) Fair Value of financial instruments

The Company’s financial instruments consist primarily of cash and cash equivalents and accounts payable. The carrying amounts of cash and cash equivalents, accounts payable and amount due to related parties approximate their fair values due to the short-term maturities of these instruments.

Income Taxes

(p) Income Taxes

Income tax expense comprises current and deferred taxation and is recognized in profit or loss except to the extent that it relates to items recognized directly in other comprehensive income or equity, in which case it is recognized directly in other comprehensive income or equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable with respect to previous periods.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities, net of operating loss carry forwards and credits, by applying enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the statements of operations in the period of change.

The Company accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Company believes that it is more likely than not that the tax position will be sustained on examination by the tax authorities based on the technical merits of the position. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expenses. The Company did not record uncertain tax positions as of December 31, 2023 and 2022 as the amounts were immaterial.

Comprehensive income	(q) Comprehensive income Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of comprehensive income.
Concentration of credit risk

(r) Concentration of credit risk

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, accounts receivables and other receivables.

As of December 31, 2023 and 2022, substantially all of the Company’s cash and cash equivalents were deposited with financial institutions with high-credit ratings and quality.

Accounts Receivable represent tuition fees due from customers, typically are collected within a short period of time. Other receivables mainly represent short-term loans to other companies with interest charged, rental and utilities deposit. Management believes it has no significant risk related to its concentration within its accounts receivable.

The Company did not have any customers accounting for 10% or more of the net revenues during the years ended December 31, 2023 and 2022.

Share Capital	(s) Share Capital Incremental costs directly attributable to the issue of Ordinary Shares are recognized as a deduction from equity. (u) Recent accounting pronouncements
Recent accounting pronouncements adopted

Recent accounting pronouncements adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. Effective January 1, 2019, the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Company adopted this standard resulted in the recognition of right-of-use assets of $1,065,352 and operating lease liabilities of $1,065,352 as of December 31, 2023.

Recently issued accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This Accounting Standards Update affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this Update are effective for fiscal years beginning after January 1, 2023, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Company is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

The Company reviews new accounting standards as issued. Management has not identified any other new standards that it believes will have a significant impact on the Company’s financial statements.